Stock-Based and Employee Savings Plans Stock Based Compensation Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 609,000,000	$ 488,000,000	$ 458,000,000
Capitalized in product development	15,000,000	19,000,000	17,000,000
Unearned stock-based compensation	1,000,000,000
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	79,000,000	55,000,000	56,000,000
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	159,000,000	135,000,000	132,000,000
Product Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	187,000,000	138,000,000	123,000,000
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 184,000,000	$ 160,000,000	$ 147,000,000